Investments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Investments

	2023	2022
Equity method investments [a]	$987	$997
Public and private equity investments	230	290
Warrants [b]	34	142
Debt investments	22	—

	$1,273	$1,429

Ownership Percentages and Carrying Value Principal Equity Method Investments
[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2023	2022
LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$405	$420
Litens Automotive Partnership [ii]	76.7%	$332	$337
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$129	$120
BAIC BluePark Magna Automobile Co., Ltd.	49.0%	$95	$91

[i]
LG Magna
e-Powertrain
[“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered the most significant to the VIE, and is therefore not the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2023.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.

Summary of Total Financial Results of Equity Method Investees
A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2023	2022
Current assets	$2,516	$2,266

Non-current assets	$1,884	$1,866

Current liabilities	$1,702	$1,555

Long-term liabilities	$876	$715

Summarized Income Statements

	2023	2022
Sales	$5,008	$4,447
Cost of goods sold & expenses	4,863	4,363

Net income	$145	$84